Share based payment arrangements - Narrative (Details) € in Thousands			3 Months Ended
	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments shares	Mar. 31, 2020 EUR (€) EquityInstruments	Mar. 31, 2019 EUR (€)
Share based payment arrangements
Share based compensation, options authorized | shares		372,000
Options granted (in shares)	93,000	279,000
Options granted (in percent)	25.00%	75.00%
Vesting period			4 years
Number of consecutive days option may be exercised			90 days
Share price exceeds the exercise price (as a percent)			20.00%
Options exercisable (in shares)			0
Options outstanding			353,400
Weighted-average contractual life			7 years 3 months 18 days	8 years 3 months 18 days
Expenses recognized in profit and loss | €			€ 167	€ 165